Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of subsidiaries and its subsidiary's VIE
Company	Date of establishment	Place of establishment	Percentage of legal ownership by Wah Fu	Principal activities
Subsidiaries:
Wah Fu Holding*	May 19, 2016	Hong Kong, PRC	100%	Holding Company
Distance Learning	December 23, 1999	Mainland, PRC	100%	Provider of online education services and technological development and operation services
Shanghai Xin Fu	July 20, 2015	Mainland, PRC	100%	Inactive
Shanghai Xia Shu	April 29, 2016	Mainland, PRC	100%	Inactive
Hunan Huafu	June 15, 2015	Mainland, PRC	75%	Provider of online education services
Nanjing Suyun	March 8, 2017	Mainland, PRC	70%	Provider of online education services
Huaxia MOOC	March 15, 2017	Mainland, PRC	71%	Provider of online education services
Guizhou Huafu	April 25, 2017	Mainland, PRC	51%	Provider of online education services
Fuzhou Huafu	May 21, 2018	Mainland, PRC	65%	Provider of online education services
Liaoning Huafu **	June 26, 2018	Mainland, PRC	70%	Provider of online education services
Guangxi Huafu ***	August 14, 2019	Mainland, PRC	55%	Inactive
Guangzhou Huafu	October 21, 2019	Mainland, PRC	60%	Provider of online education services
Sichuan Huafu	November 8, 2019	Mainland, PRC	70%	Provider of online education services
Chongqing Huafu	July 4, 2022	Mainland, PRC	55%	Provider of online education services
Variable interest entity
Digital Information	September 14, 2000	Mainland, PRC	Nil	Provider of technological development and operation service and holder of Internet Content Provider (“ICP”) License
*	Wah Fu Holding was dissolved on April 23, 2021.
**	Liaoning Huafu was dissolved on June 27, 2022.
***	Guangxi Huafu was dissolved on March 17, 2022.

Schedule of consolidated balance sheets
	As of March 31, 2023	As of March 31, 2022
Current assets	$430,150	$580,823
Non-current assets	16,866	145,711
Total assets	447,016	726,534
Current liabilities	252,446	598,354
Intercompany payables*	3,156,235	3,513,846
Total liabilities	3,408,681	4,112,200
Net assets	$(2,961,665)	$(3,385,666)
*	Intercompany payables are eliminated upon consolidation.

Schedule of intercompany payables
	For the Years Ended
	March 31, 2023	March 31, 2022	March 31, 2021
Revenue*	$708,503	$829,928	$514,888
Net Income (loss)	$119,846	$36,181	$(114,129)
*	Intercompany sales are eliminated upon consolidation.

Schedule of intercompany sales
	For the Years Ended
	March 31, 2023	March 31, 2022	March 31, 2021
Net cash (used in) provided by operating activities*	$(89,131)	$252,880	$92,187
Net cash used in investing activities	(5,437)	-	(1,252)
Effect of exchange (loss) gain on cash	(39,585)	11,562	15,091
Net (decrease) increase in cash	$(134,153)	$264,442	$106,026
*	Intercompany operating activities are eliminated upon consolidation.

Schedule of accounts receivable
	As of March 31, 2023	As of March 31, 2022
Less than 12 months	$1,220,327	$1,723,099
More than 12 months	108,652	1,112,074
Less: allowance for doubtful accounts	(535,767)	(1,122,743)
Total accounts receivable, net	$793,212	$1,712,430

Schedule of property and equipment
Estimated useful lives
Buildings	20 years
Electronic equipment	4 - 5 years
Office equipment and furniture	4 - 5 years
Motor vehicles	4 - 5 years
Leasehold improvements	The shorter of the lease term and useful life